Post-retirement benefits - Results summary of sensitivity analysis (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Discount rate | Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%	50.00%
Increase of actuarial assumption	$ 854	$ 988
Decrease of actuarial assumption	$ (915)	$ (1,186)
Discount rate | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%	50.00%
Increase of actuarial assumption	$ 51	$ 62
Decrease of actuarial assumption	$ (55)	$ (66)
Inflation | Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%	50.00%
Increase of actuarial assumption	$ (393)	$ (484)
Decrease of actuarial assumption	$ 374	$ 450
Inflation | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%	50.00%
Increase of actuarial assumption	$ (14)	$ (19)
Decrease of actuarial assumption	$ 13	$ 17
Salary increases | Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%
Increase of actuarial assumption	$ (55)	$ (81)
Decrease of actuarial assumption	$ 54	$ 72
Salary increases | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%
Increase of actuarial assumption	$ (1)	$ (1)
Decrease of actuarial assumption	$ 1	$ 1
Demographic – allowance for future improvements in longevity | Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption of longevity trend	1 year	1 year
Decrease in actuarial assumption of longevity trend	1 year	1 year
Increase of actuarial assumption	$ 441	$ 520
Decrease of actuarial assumption	$ (441)	$ (562)
Demographic – allowance for future improvements in longevity | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption of longevity trend	1 year	1 year
Decrease in actuarial assumption of longevity trend	1 year	1 year
Increase of actuarial assumption	$ 15	$ 19
Decrease of actuarial assumption	$ (15)	$ (19)